Basis of Presentation and Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2020
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Lesser of lease term or useful life, approximately 10 years
Kodiak Spaceport [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Approximately 5 years
Research And Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years